OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedging instruments - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedging instruments [Line Items]
Foreign currency derivative R$/US$	[1]	$ 191
Interest rate swaps [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedging instruments [Line Items]
Fair values of net assets/ (liabilities)	[2]	8,816	(2,734)
Fuel options [Member]
OTHER FINANCIAL LIABILITIES (Details) - Schedule of hedging instruments [Line Items]
Fair values of net assets/ (liabilities)	[3]	$ 12,594	$ 17,641

[1]	Hedge significant variations in expected cash flows associated with the market risk implicit in changes in exchange rates, particularly the BRL/R$. These contracts are recorded as cash flow hedge contracts.
[2]	They cover the significant variations in the cash flows associated with the market risk implicit in the increases in the 3-month LIBOR interest rate, SOFR, among others, for long-term loans originated by the acquisition or rental of aircraft and Bank credits. These contracts are recorded as cash flow hedge contracts.
[3]	Hedge significant variations in cash flows associated with market risk implicit in the changes in the price of future fuel purchases. These contracts are recorded as cash flow hedges.